Employees' Stock Option Plans (ESOP) - Summary of Fair Value estimated on Date of Grant (Details) - Black-Scholes-Merton Model - Restricted Stock Units (RSU) Grant Date	12 Months Ended
	Mar. 31, 2022 USD ($) yr $ / shares	Mar. 31, 2021 USD ($) yr $ / shares	Mar. 31, 2020 USD ($) yr $ / shares
Indian Equity Shares
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Weighted average share price | $ / shares	$ 1,791	$ 1,253	$ 728
Exercise price | $ / shares	$ 5.00	$ 5.00	$ 5.00
Weighted average fair value as on grant date | $	$ 1,548	$ 1,124	$ 607
Indian Equity Shares | Bottom of Range
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Expected volatility	20.00%	30.00%	22.00%
Expected life of the option (years) | yr	1	1	1
Expected dividends	2.00%	2.00%	2.00%
Risk-free interest rate	4.00%	4.00%	6.00%
Indian Equity Shares | Top of Range
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Expected volatility	35.00%	35.00%	30.00%
Expected life of the option (years) | yr	4	4	4
Expected dividends	3.00%	3.00%	3.00%
Risk-free interest rate	6.00%	5.00%	7.00%
ADS
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Weighted average share price | $ / shares	$ 24.45	$ 18.46	$ 10.52
Exercise price | $ / shares	$ 0.07	$ 0.07	$ 0.07
Weighted average fair value as on grant date | $	$ 20.82	$ 16.19	$ 7.84
ADS | Bottom of Range
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Expected volatility	25.00%	30.00%	22.00%
Expected life of the option (years) | yr	1	1	1
Expected dividends	2.00%	2.00%	2.00%
Risk-free interest rate	1.00%	0.10%	1.00%
ADS | Top of Range
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Expected volatility	36.00%	36.00%	26.00%
Expected life of the option (years) | yr	4	4	4
Expected dividends	3.00%	3.00%	3.00%
Risk-free interest rate	3.00%	0.30%	3.00%